Pension and Postretirement Benefit Plans, Weighted Average Assumptions (Details)	12 Months Ended
Dec. 31, 2019
Pension Benefits [Member]
Weighted Average Assumptions Used to Measure Benefit Obligation [Abstract]
Discount rate	3.00%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs [Abstract]
Discount rate	4.00%
Expected return on plan assets	4.50%
Postretirement Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs [Abstract]
Discount rate	4.00%
Expected return on plan assets	4.50%